Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Revenues
Total revenues		$ 9,695,402	$ 7,820,395	$ 16,906,372
Expenses
Commission expenses		2,818,124	2,728,389	10,263,351
Compensation and benefits		1,010,460	562,297	690,867
Communications and technology		775,464	428,445	200,715
Occupancy		124,792	129,064	132,220
Travel and business development		188,963	53,337	16,880
Professional fees		1,207,552	271,477	382,827
Other administrative expenses		140,784	67,434	104,077
Total expenses		6,266,139	4,240,443	11,790,937
Income before income taxes		3,429,263	3,579,952	5,115,435
Income tax expense		31,520	88,647	70,765
Net income		3,397,743	3,491,305	5,044,670
Other comprehensive income (loss)
Total foreign currency translation adjustment		115,501	(50,390)	(20,245)
Total comprehensive income		$ 3,513,244	$ 3,440,915	$ 5,024,425
Earnings per share:
Earnings per share basic and diluted (in Dollars per share)	[1]	$ 0.1	$ 0.12	$ 0.17
Dividend per share
Dividend per share basic and diluted (in Dollars per share)	[1]	$ 0	$ 0	$ 0.16
Weighted average number of ordinary shares outstanding:
Weighted average number of ordinary shares outstanding basic and diluted (in Shares)	[1]	34,165,920	30,000,000	30,000,000
Futures Brokerage Commissions
Revenues
Total revenues		$ 4,312,075	$ 4,287,038	$ 16,085,815
Trading Solution Service Revenues
Revenues
Total revenues		4,396,207	3,309,288
Structure Note Subscription Fees
Revenues
Total revenues			734,317	78,311
Other Service Revenues
Revenues
Total revenues		294,083	280,677	277,937
Trading Gains (losses)
Revenues
Total revenues		193,926	(794,460)	387,057
Interest Income and Other
Revenues
Total revenues		$ 499,111	$ 3,535	$ 77,252

[1]	Retrospectively restated for effect of share reorganization (see Note 11).